Receivables, Net - Trade Accounts Receivable Sales (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Accounts Receivable Sales Arrangements [Abstract]
Deferred proceeds receivables from sales of accounts receivables	$ 97		$ 90
Accounts receivable sold, uncolleced at balance sheet date	815		684
Trade Accounts Receivable Sales [Abstract]
Accounts receivable sales	3,218		2,374		1,566
Deferred proceeds	386		307		0
Fees associated with sales	20		15		13
Estimated increase to operating cash flows	$ 133	[1]	$ 106	[1]	$ 309	[1]

[1]	(1)Represents the difference between current and prior year-end receivable sales adjusted for the effects of: (i) the deferred proceeds, (ii) collections prior to the end of the year and (iii) currency.